PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 5. PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	September 30, 2021	December 31, 2020
Computer equipment	$58,441	$33,774
Office equipment and furniture	36,158	36,573
Leasehold Improvements	56,631	56,631
Property and equipment, gross	151,230	126,978
Less: Accumulated depreciation and amortization	(60,805)	(47,815)
Property and equipment, net	$90,425	$79,163

Depreciation expense associated with property and equipment as adjusted to reclassify certain software assets to intangibles, is included in depreciation within the Company’s condensed consolidated statements of operations for the three months ended September 30, 2021, and 2020, and was $6,215 and $23,280, respectively.

Depreciation expense associated with property and equipment as adjusted to reclassify certain software assets to intangibles, is included in depreciation within the Company’s Condensed Consolidated Statements of Operations for the nine months ended September 30, 2021, and 2020 was $12,990 and $33,209, respectively.

NOTE 6. PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	Estimated Useful Lives	December 31, 2020	December 31, 2019
Computer equipment and software	5	$33,774	$33,774
Office equipment and furniture	7	36,573	36,573
Leasehold Improvements	Shorter of the useful life or the lease term	56,631	56,631
Software	3	562,327	562,327
Property and equipment, gross		689,305	689,305
Less: Accumulated depreciation and amortization		(313,358)	(97,054)
Property and equipment, net		$375,947	$592,251

Depreciation expense associated with property and equipment is included in depreciation within the Company’s Consolidated Statement of Operations was $216,304 and $94,474 for the year ended December 31, 2020 and the December 31, 2019, respectively.

Software

On July 22, 2019, the Company entered into a purchase agreement with The Referral Depot, LLC (TRD), a related party, to purchase a client referral software created exclusively for the insurance industry. The Company purchased this software to be utilized internally and does not plan to license, sell, or otherwise market the software, as such the total cost of the software has been capitalized and will be amortized on a straight-line basis over the useful life. The total purchase price of the software is $250,000 cash and 2,000,000 restricted common shares (at $0.17 per share which amounted to $340,000) of the Company. Per the agreement, the Company paid an initial payment of $50,000 at closing and the remaining $200,000 will be paid with forty-eight equal monthly payments commencing on the first anniversary of the effective date, or July 22, 2020. As of December 31, 2019, the Company recorded a loan payable to a related party of $172,327, net of discount on the loan of $27,673. The loan payable outstanding as of December 31, 2020 was $154,953. As of December 31, 2020, no shares related to this acquisition have been issued. The Company has recorded the 2,000,000 shares as common stock issuable as of December 31, 2020 and 2019. The total carrying cost of the software as of December 31, 2020 is $296,783. Depreciation Expense related to the software for the year ending December 31, 2020 and 2019 was $187,442 and $78,101.